T. ROWE PRICE GROWTH STOCK FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.2%
COMMUNICATION SERVICES 17.8%
Entertainment 3.3%
Netflix (1)	2,566,300	686,793
Tencent Music Entertainment Group, ADR (1)(2)	18,308,800	233,803
Walt Disney	6,265,972	816,582
		1,737,178
Interactive Media & Services 14.5%
Alphabet, Class A (1)	1,386,891	1,693,588
Alphabet, Class C (1)	1,353,476	1,649,887
Facebook, Class A (1)	16,419,807	2,924,039
IAC/InterActiveCorp (1)	1,856,251	404,607
Tencent Holdings (HKD)	25,341,400	1,059,979
		7,732,100
Total Communication Services		9,469,278
CONSUMER DISCRETIONARY 20.9%
Auto Components 1.2%
Aptiv	7,525,484	657,878
		657,878
Automobiles 0.9%
Ferrari	3,137,258	483,420
		483,420
Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands	6,592,095	380,759
McDonald's	1,317,313	282,840
MGM Resorts International	9,744,503	270,118
Wynn Resorts	4,131,544	449,182
		1,382,899
Household Durables 0.5%
NVR (1)	69,414	258,036
		258,036

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The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Internet & Direct Marketing Retail 12.2%
Alibaba Group Holding, ADR (1)	8,490,877	1,419,929
Amazon.com (1)	2,510,202	4,357,485
Booking Holdings (1)	265,171	520,427
MercadoLibre (1)	269,165	148,372
Uber Technologies, Class A, Acquisition Date:
12/3/15 - 1/16/18, Cost: $101,219 (1)(3)	2,143,097	62,035
		6,508,248
Multiline Retail 2.3%
Dollar General	1,352,996	215,045
Dollar Tree (1)	4,448,926	507,889
Dollarama (CAD)	14,116,913	505,390
		1,228,324
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Class B	6,617,212	621,489
		621,489
Total Consumer Discretionary		11,140,294
CONSUMER STAPLES 0.7%
Tobacco 0.7%
Philip Morris International	4,789,219	363,645
Total Consumer Staples		363,645
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Concho Resources	1,835,100	124,603
Pioneer Natural Resources	1,556,278	195,733
Total Energy		320,336
FINANCIALS 2.9%
Capital Markets 2.3%
Charles Schwab	10,067,775	421,135
Intercontinental Exchange	3,617,550	333,791
S&P Global	140,693	34,467
TD Ameritrade Holding	9,454,670	441,533
		1,230,926
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Insurance 0.6%
Chubb	1,894,317	305,819
		305,819
Total Financials		1,536,745
HEALTH CARE 12.0%
Biotechnology 1.8%
Alexion Pharmaceuticals (1)	1,643,171	160,932
Vertex Pharmaceuticals (1)	4,670,266	791,237
		952,169
Health Care Equipment & Supplies 5.3%
Alcon (CHF) (1)	4,880,631	284,686
Becton Dickinson & Company	2,940,570	743,847
Intuitive Surgical (1)	1,514,024	817,467
Stryker	4,471,283	967,138
		2,813,138
Health Care Providers & Services 4.9%
Anthem	1,822,024	437,468
Centene (1)	8,280,786	358,227
Cigna	2,515,964	381,898
HCA Healthcare	3,197,558	385,050
UnitedHealth Group	3,623,784	787,521
WellCare Health Plans (1)	1,071,275	277,642
		2,627,806
Total Health Care		6,393,113
INDUSTRIALS & BUSINESS SERVICES 10.6%
Aerospace & Defense 5.2%
Boeing	5,956,013	2,266,084
Northrop Grumman	1,363,599	511,063
		2,777,147
Industrial Conglomerates 1.7%
Honeywell International	1,222,721	206,885
Roper Technologies	1,931,369	688,726
		895,611
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Machinery 1.7%
Fortive	6,353,782	435,616
Wabtec	6,645,175	477,522
		913,138
Professional Services 1.4%
Equifax	1,387,711	195,209
TransUnion	6,738,368	546,549
		741,758
Road & Rail 0.6%
JB Hunt Transport Services	2,915,122	322,558
		322,558
Total Industrials & Business Services		5,650,212
INFORMATION TECHNOLOGY 29.2%
Electronic Equipment, Instruments & Components 0.5%
Hexagon, B Shares (SEK)	5,784,387	278,635
		278,635
IT Services 12.7%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost: $176,501 (1)(3)(4)	31,461,841	202,300
Fidelity National Information Services	9,274,169	1,231,239
Fiserv (1)	6,499,512	673,284
Global Payments	2,030,341	322,824
Mastercard, Class A	6,741,984	1,830,921
PayPal Holdings (1)	4,511,834	467,381
Visa, Class A	11,932,298	2,052,474
		6,780,423
Semiconductors & Semiconductor Equipment 1.9%
ASML Holding	2,331,969	579,308
Marvell Technology Group	18,596,092	464,344
		1,043,652
Software 13.3%
Atlassian, Class A (1)	397,591	49,874
Intuit	3,145,382	836,483
Microsoft	22,623,272	3,145,313
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
salesforce.com (1)	5,206,188	772,806
ServiceNow (1)	1,310,048	332,556
Splunk (1)	4,238,087	499,501
Symantec	7,791,497	184,113
Temenos (CHF)	1,790,217	299,772
VMware, Class A	3,398,926	510,043
Workday, Class A (1)	2,574,272	437,523
Zoom Video Communications, Class A (1)(5)	161,494	12,306
		7,080,290
Technology Hardware, Storage & Peripherals 0.8%
Apple	1,835,449	411,086
		411,086
Total Information Technology		15,594,086
MATERIALS 0.8%
Chemicals 0.8%
DuPont de Nemours	1,986,689	141,671
Linde	1,471,000	284,962
Total Materials		426,633
REAL ESTATE 0.3%
Equity Real Estate Investment Trusts 0.3%
Crown Castle International, REIT	1,159,427	161,172
Total Real Estate		161,172
UTILITIES 1.7%
Electric Utilities 0.8%
NextEra Energy	1,856,202	432,477
		432,477
Multi-Utilities 0.9%
Sempra Energy	3,335,243	492,315
		492,315
Total Utilities		924,792
Total Miscellaneous Common Stocks (6) 0.7%		375,353
Total Common Stocks (Cost $29,125,729)		52,355,659

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.4%
COMMUNICATION SERVICES 0.2%

Interactive Media & Services 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19,
Cost: $107,809 (1)(3)(4)	2,187,317	107,809
Total Communication Services		107,809
CONSUMER DISCRETIONARY 0.6%

Internet & Direct Marketing Retail 0.6%
Airbnb, Series D, Acquisition Date: 4/16/14,
Cost: $63,308 (1)(3)(4)	1,554,984	175,946
Airbnb, Series E, Acquisition Date: 7/14/15,
Cost: $47,972 (1)(3)(4)	515,299	58,306
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost: $49,217 (1)(3)(4)	1,794,537	91,400
Total Consumer Discretionary		325,652
INFORMATION TECHNOLOGY 0.6%

Communications Equipment 0.2%
Magic Leap, Series C, Acquisition Date: 1/20/16,
Cost: $56,026 (1)(3)(4)	2,432,419	59,108
Magic Leap, Series D, Acquisition Date: 10/12/17,
Cost: $50,853 (1)(3)(4)	1,883,455	45,768
		104,876
Software 0.4%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost: $43,358 (1)(3)(4)	4,692,290	43,358
GM Cruise Holding, Class F, Acquisition Date: 5/7/19,
Cost: $84,045 (1)(3)(4)	4,605,200	84,045
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost: $65,018
(1)(3)(4)	1,652,237	65,018
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost: $10,918
(1)(3)(4)	277,447	10,918
		203,339
Total Information Technology		308,215

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series E, Acquisition Date: 6/23/15, Cost: $38,844
(1)(3)(4)	1,181,030	20,113
Total Real Estate		20,113
Total Convertible Preferred Stocks (Cost $617,368)		761,789
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 2.00% (2)(7)	258,951,697	258,952
Total Short-Term Investments (Cost $258,952)		258,952
SECURITIES LENDING COLLATERAL 0.0%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 2.07% (2)(7)	339,923	3,399
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		3,399
Total Securities Lending Collateral (Cost $3,399)		3,399

Total Investments in Securities 100.1%
(Cost $30,005,448)		$53,379,799
Other Assets Less Liabilities (0.1)%		(37,479)
Net Assets 100.0%		$53,342,320

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,026,124 and represents 1.9% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this security is on loan at September 30, 2019.
(6)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7)	Seven-day yield
ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
Tencent Music
Entertainment Group		$324	$(24,523)	$—
T. Rowe Price Government
Reserve Fund		—	—	10,026
T. Rowe Price Short-Term Fund		—	—	—++
Totals		$324 #	$(24,523)	$10,026+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
Tencent Music
Entertainment Group	$—	260,996	2,670$	233,803
T. Rowe Price Government
Reserve Fund	257,097	¤	¤	258,952
T. Rowe Price Short-Term
Fund	—	¤	¤	3,399
				$496,154^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10,026 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $520,677.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GROWTH STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE GROWTH STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$49,662,862$	2,490,497$	202,300$	52,355,659
Convertible Preferred Stocks	—	—	761,789	761,789
Short-Term Investments	258,952	—	—	258,952
Securities Lending Collateral	3,399	—	—	3,399
Total	$49,925,213$	2,490,497$	964,089$	53,379,799

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $(6,588,000) for the period ended September 30,
2019. During the period, transfers out of Level 3 were because observable market data became available for the security.
Additionally, during the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000 s)
	Beginning					Ending
	Balance	Gain (Loss)	Total		Transfers Out	Balance
	1/1/19	During Period	Purchases	Total Sales	of Level 3	9/30/19
Investment in Securities
Common Stocks	$183,691	$25,908	$–	$(2,680)	$(4,619)	$202,300
Convertible Preferred
Stocks	585,411	(30,794)	311,148	(4,071)	(99,905)	761,789

Total	$769,102	$(4,886)	$311,148	$(6,751)	$(104,524)	$964,089